Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

Note 13. Earnings Per Share

          We have calculated earnings per share assuming an aggregate of 293,290,000 shares of our common stock held by Lilly (which represents the 100 shares held by Lilly prior to giving effect to the 2,932,900-for-1 stock split that occurred on September 19, 2018), the issuance of 62,900,000 shares of our common stock in the IPO, and the issuance of 9,435,000 shares of our common stock sold pursuant to the underwriters' option to purchase additional shares.

Note 17: Earnings Per Share

On September 19, 2018, Lily executed a 2,932,900-for-1 stock split resulting in 293,290,000 shares of our common stock held by Lily. The stock split has been accounted for on a retrospective basis and, accordingly, earning per share has been calculated assuming the 293,290,000 shares were outstanding for all periods presented.